CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 6,015	€ 4,640
Cost of sales	(4,098)	(3,049)
Gross profit	1,917	1,591
Selling expenses	(1,919)	(1,637)
Administrative expenses	(1,507)	(1,677)
Research and development expenses	(1,599)	(1,441)
Other operating expenses	(459)	(158)
Other operating income	736	2,204
Operating loss	(2,831)	(1,118)
Finance expense	(449)	(1,048)
Finance income	29	1,399
Financial result	(420)	351
Loss before income taxes	(3,251)	(767)
Income tax income (expense)		14
Net loss	(3,251)	(753)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	36	(1,563)
Total comprehensive loss	(3,215)	(2,316)
Loss attributable to:
Owners of the Company	(3,217)	(688)
Non-controlling interests	(34)	(65)
Net loss	(3,251)	(753)
Total comprehensive loss attributable to:
Owners of the Company	(3,181)	(2,251)
Non-controlling interests	(34)	(65)
Total comprehensive loss	€ (3,215)	€ (2,316)
Weighted average number of shares outstanding - basic (in shares)	9,134,724	7,026,711
Weighted average number of shares outstanding - diluted (in shares)	9,134,724	7,026,711
Loss per share - basic (in EUR per share)	€ (0.35)	€ (0.10)
Loss per share - diluted (in EUR per share)	€ (0.35)	€ (0.10)